EMPLOYEE EQUITY INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2012
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Stock Option Activities
	Outstanding options
		Weighted	Weighted average
	Number of	average	grant-date
	options	exercise price	fair value

Options outstanding at January 1, 2010	48,111,920	$0.08	$0.09
Granted	6,800,000	$0.15	$0.06
Forfeited	(6,926,580)	$0.08	$0.04
Exercised	(5,498,560)	$0.06	$0.04

Options outstanding at December 31, 2010	42,486,780	$0.07	$0.05
Granted	19,800,000	$0.10	$0.10
Forfeited	(5,034,283)	$0.09	$0.05
Exercised	(6,566,880)	$0.05	$0.03

Options outstanding at December 31, 2011	50,685,617	$0.10	$0.07
Forfeited	(2,921,040)	$0.11	$0.08
Exercised	(4,710,120)	$0.06	$0.03

Options outstanding at December 31, 2012	43,054,457	$0.10	$0.08

Fair Value Assumptions
Option grants	2010	2011

Weighted average risk-free interest rate	1.21%	0.46%
Weighted average expected option life	2.75 years	2.75 years
Weighted average volatility rate	62%	62%
Weighted average dividend yield	-	-

Weighted Average Fair Value of Options Granted
	For the years ended December 31,
	2010	2011

Stock options	$0.06	$0.10

Stock Options Outstanding
	Options outstanding				Options exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average	Aggregate		average	average	Aggregate
	Number	exercise	remaining	intrinsic	Number	exercise	remaining	intrinsic
	outstanding	price	contractual life	value	exercisable	price	contractual life	value

Average exercise price
$0.07	11,394,377	-	-	378,863	11,394,380	-	-	378,863
$0.09	2,000,000	-	-	32,500	1,875,000	-	-	30,469
$0.10	16,172,000	-	-	137,462	4,022,000	-	-	34,187
$0.12	2,000,000	-	-	-	500,000	-	-	-
$0.13	6,175,560	-	-	-	5,145,560	-	-	-
$0.15	5,312,520	-	-	-	3,287,520	-	-	-

Total	43,054,457	$0.10	7.38 year	548,825	26,224,460	$0.10	6.70 years	443,519

Nonvested Share Activities
	Number of	Weight average
	nonvested	grant-date
	shares outstanding	fair value

Nonvested shares outstanding at January 1, 2010	136,174,167	$0.11
Granted	14,000,000	$0.18
Forfeited	(29,450,000)	$0.09
Vested	(43,130,834)	$0.11

Nonvested shares outstanding at December 31, 2010	77,593,333	$0.13
Granted	16,160,000	$0.10
Forfeited	(1,975,000)	$0.09
Vested	(35,303,333)	$0.12

Nonvested shares outstanding at December 31, 2011	56,475,000	$0.12
Vested	(33,920,000)	$0.12

Nonvested shares outstanding at December 31, 2012	22,555,000	$0.13

Nonvested Shares Outstanding
	Nonvested share outstanding
		Aggregate
	Number	intrinsic
	outstanding	value

Grant date
December 19, 2008	-	-
February 3, 2009	2,000,000	207,000
April 1, 2009	940,000	97,290
July 10, 2009	2,325,000	240,638
July 15, 2009	-	-
June 22, 2010	5,250,000	543,375
October 3, 2011	12,040,000	1,246,140

Total	22,555,000	2,334,443

Stock-Based Compensation Expense
Year
2013	$1,549,546
2014	751,532
2015	339,413

Total	2,640,491